Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

Note 19	Intangible assets

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2023		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
Additions		471	—	1,260	149	1,880	—	53	—	53	1,933
Business acquisitions/(business disposition)		10	45	—	(4)	51	31	(7)	—	24	75
Transfers		897	—	—	(27)	870	—	—	—	—	870
Retirements and disposals		(576)	(69)	(2)	(4)	(651)	—	(2)	(9)	(11)	(662)
Impairment losses recognized in earnings	8	—	—	(45)	—	(45)	(34)	—	(17)	(51)	(96)
Amortization included in operating costs		—	—	(1,165)	—	(1,165)	—	—	—	—	(1,165)
Reclassified to assets held for sale	16	—	—	—	—	—	—	—	(26)	(26)	(26)
December 31, 2023		11,345	1,778	651	521	14,295	2,432	5,949	1,434	9,815	24,110
ACCUMULATED AMORTIZATION
January 1, 2023		5,734	1,060	—	204	6,998	—	—	—	—	6,998
Amortization		1,033	98	—	42	1,173	—	—	—	—	1,173
Retirements and disposals		(574)	(69)	—	(2)	(645)	—	—	—	—	(645)
Transfers		—	—	—	(25)	(25)	—	—	—	—	(25)
December 31, 2023		6,193	1,089	—	219	7,501	—	—	—	—	7,501
NET CARRYING AMOUNT
January 1, 2023		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183
December 31, 2023		5,152	689	651	302	6,794	2,432	5,949	1,434	9,815	16,609

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2022		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
Additions		484	1	1,208	7	1,700	—	44	—	44	1,744
Business acquisitions		6	65	—	3	74	26	75	—	101	175
Transfers		1,087	—	—	—	1,087	—	—	—	—	1,087
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
Impairment losses recognized in earnings	8	—	—	(53)	—	(53)	—	—	(94)	(94)	(147)
Amortization included in operating costs		—	—	(1,183)	—	(1,183)	—	—	—	—	(1,183)
December 31, 2022		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
ACCUMULATED AMORTIZATION
January 1, 2022		5,407	969	—	165	6,541	—	—	—	—	6,541
Amortization		926	91	—	46	1,063	—	—	—	—	1,063
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
December 31, 2022		5,734	1,060	—	204	6,998	—	—	—	—	6,998
NET CARRYING AMOUNT
January 1, 2022		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
December 31, 2022		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183